Risk Management - Summary of Sensitivity Analysis for Interest Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) of profit before income tax
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase		₩ (125,076)	₩ (88,121)
1% Decrease		125,076	88,121
Increase (decrease) of shareholder's equity
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase	[1]	(125,076)	(88,121)
1% Decrease	[1]	₩ 125,076	₩ 88,121

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.